Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Reconciliation for EPS Calculations	Presented in the table below is a reconciliation of the numerator and denominator for the EPS calculations for the Successor period from October 2, 2024 through December 31, 2024:

Successor
October 2, 2024 through December 31, 2024
Numerator:
Net loss attributable to Innventure, Inc. shareholders .......................................................................	$(61,754)
Less: Cumulative earnings to participating securities ..................................................................	217
Undistributed loss for participating securities ................................................................................	(61,971)
Less: Undistributed loss attributable to participating securities	—
Net Loss attributable to common shareholders, basic and diluted ............................................	$(61,971)

Denominator:
Weighted average number of units outstanding, basic and diluted ..............................................	43,951
Net loss per share attributable to common shareholders, basic and diluted ...........................	$(1.41)

Schedule of Antidilutive Securities	The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive:

Successor
December 31, 2024
Public warrants ......................................................................................................................................	11,500,000
Private placement warrants ...................................................................................................................	7,146,000
WTI warrants ........................................................................................................................................	1,000,000
Series B preferred shares ......................................................................................................................	1,011,869
Share options .........................................................................................................................................	975,409
RSUs .....................................................................................................................................................	2,036,476
SARs .....................................................................................................................................................	320,000